                          ChaseFlex Trust Series 2006-2
                               September 25, 2006

                                Table of Contents
Distribution Report -------------------------------------------------------- 2
Delinquency Totals --------------------------------------------------------- 5
Bankruptcy by Group -------------------------------------------------------- 5
Foreclosure Group Total Report --------------------------------------------- 5
REO Group Total Report ----------------------------------------------------- 5





       IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE
                    CONTACT THE ADMINISTRATOR LISTED BELOW:
                                 Barbara J. Rios
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                          600 Travis Street, Floor 51,
                              Houston, Texas 77002
                    Tel: (713) 216-5431 / Fax: (713) 216-6666
                          Email: barbara.rios@chase.com


JPMorgan [LOGO]         Prod 2.04            Copyright 2005 JPMorgan Chase & Co.
                                                            All rights reserved.

                          ChaseFlex Trust Series 2006-2
                               September 25, 2006

                             DISTRIBUTION IN DOLLARS
--------------------------------------------------------------------------------------------------------------------------------
CLASS       ORIGINAL FACE       BEGINNING       PRINCIPAL       INTEREST        TOTAL       REALIZED   DEFERRED        ENDING
               VALUE           PRINCIPAL                                                     LOSSES    INTEREST       PRINCIPAL
                                BALANCE                                                                                BALANCE
--------------------------------------------------------------------------------------------------------------------------------
     A1A     58,446,700.00    58,446,700.00   1,090,022.17     226,886.84   1,316,909.01      0.00        0.00     57,356,677.83
--------------------------------------------------------------------------------------------------------------------------------
     A1B    101,000,000.00   101,000,000.00   1,883,634.81     380,854.17   2,264,488.98      0.00        0.00     99,116,365.19
--------------------------------------------------------------------------------------------------------------------------------
     A2A      5,000,000.00     5,000,000.00           0.00      24,791.67      24,791.67      0.00        0.00      5,000,000.00
--------------------------------------------------------------------------------------------------------------------------------
     A2B    103,408,200.00   103,408,200.00           0.00     397,116.21     397,116.21      0.00        0.00    103,408,200.00
--------------------------------------------------------------------------------------------------------------------------------
      A3     14,352,300.00    14,352,300.00           0.00      73,794.74      73,794.74      0.00        0.00     14,352,300.00
--------------------------------------------------------------------------------------------------------------------------------
      A4     32,213,700.00    32,213,700.00           0.00     170,195.72     170,195.72      0.00        0.00     32,213,700.00
--------------------------------------------------------------------------------------------------------------------------------
      A5     37,520,300.00    37,520,300.00           0.00     187,288.83     187,288.83      0.00        0.00     37,520,300.00
--------------------------------------------------------------------------------------------------------------------------------
      A6     23,262,700.00    23,262,700.00           0.00     118,445.91     118,445.91      0.00        0.00     23,262,700.00
--------------------------------------------------------------------------------------------------------------------------------
      AR            100.00           100.00         100.00           0.00         100.00      0.00        0.00              0.00
--------------------------------------------------------------------------------------------------------------------------------
      M1      9,200,000.00     9,200,000.00           0.00      47,380.00      47,380.00      0.00        0.00      9,200,000.00
--------------------------------------------------------------------------------------------------------------------------------
      M2      6,400,000.00     6,400,000.00           0.00      34,133.33      34,133.33      0.00        0.00      6,400,000.00
--------------------------------------------------------------------------------------------------------------------------------
      B1      2,800,000.00     2,800,000.00           0.00      15,633.33      15,633.33      0.00        0.00      2,800,000.00
--------------------------------------------------------------------------------------------------------------------------------
      B2      2,000,000.00     2,000,000.00           0.00      11,166.67      11,166.67      0.00        0.00      2,000,000.00
--------------------------------------------------------------------------------------------------------------------------------
  TOTALS    395,604,000.00   395,604,000.00   2,973,756.98   1,687,687.42   4,661,444.40      0.00        0.00    392,630,243.02
--------------------------------------------------------------------------------------------------------------------------------
      CE      4,400,538.70     4,400,538.70           0.00     633,685.54     633,685.54      0.00        0.00      4,400,049.93
--------------------------------------------------------------------------------------------------------------------------------

JPMorgan [LOGO]         Prod 2.04            Copyright 2005 JPMorgan Chase & Co.
                                                            All rights reserved.

                          ChaseFlex Trust Series 2006-2
                               September 25, 2006


Principal Remittance Amount                                         2,974,245.75

Scheduled Principal Payments                                          184,520.21

Principal Prepayments                                               2,789,725.54
          Curtailments (Current)                                      636,653.39
          Curtailments (Cumulative)                                   636,653.39

Repurchase Principal (Current)
          Balance of Mortgage Loans Repurchased                             0.00
          Number of Mortgage Loans Repurchased                                 0

Repurchase Principal (Cumulative)
          Balance of Mortgage Loans Repurchased                             0.00
          Number of Mortgage Loans Repurchased                                 0

Substitution Amounts                                                        0.00

Net Liquidation Proceeds                                                    0.00

Insurance Proceeds                                                          0.00

Other Principal                                                             0.00

Gross Interest                                                      2,410,051.87

Prepayment Interest Shortfalls                                              0.00

SSCRA Interest Adjustments                                                  0.00



JPMorgan [LOGO]         Prod 2.04            Copyright 2005 JPMorgan Chase & Co.
                                                            All rights reserved.

                          ChaseFlex Trust Series 2006-2
                               September 25, 2006

Servicing Related Reporting Items

Recoveries from Prior Loss Determinations (Current)                                         0.00
Recoveries from Prior Loss Determinations (Cumulative)                                      0.00

Reimbursement of Non-Recoverable Advances Previously Made (Current)                         0.00
Reimbursement of Non-Recoverable Advances Previously Made (Cumulative)                      0.00

Recovery of Reimbursements Previously Deemed Non-Recoverable (Current)                      0.00
Recovery of Reimbursements Previously Deemed Non-Recoverable (Cumulative)                   0.00

Servicing Fees                                                                         89,167.68

Initial Number of Loans Outstanding                                                        1,001

Initial Aggregate Loan Balance                                                    400,004,538.70

Beginning Number of Loans Outstanding                                                      1,001

Beginning Aggregate Loan Balance                                                  400,004,538.70

Ending Number of Loans Outstanding                                                           995

Ending Aggregate Loan Balance                                                     397,030,292.95

Current Amount of Servicer Advances                                                         0.00

Recovered Servicer Advances                                                                 0.00

One Month CPR                                                                         8.05898130%


JPMorgan [LOGO]         Prod 2.04            Copyright 2005 JPMorgan Chase & Co.
                                                            All rights reserved.

                          ChaseFlex Trust Series 2006-2
                               September 25, 2006


Delinquency Totals
Group Totals
------------------------------------------------------
  Category       Number     Principal     Percentage
                             Balance
------------------------------------------------------
   1 Month         0               0.00          0.00%
------------------------------------------------------
   2 Month         0               0.00          0.00%
------------------------------------------------------
   3 Month         0               0.00          0.00%
------------------------------------------------------
    Total          0               0.00          0.00%
------------------------------------------------------

Bankruptcy by Group
----------------------------------------------------
Group Number  Number of   Principal    Percentage
                Loans      Balance
----------------------------------------------------
        1         0             0.00          0.00%
----------------------------------------------------

Foreclosure Group Total Report
---------------------------------------
 Number of    Principal    Percentage
   Loans       Balance
---------------------------------------
     0              0.00          0.00%
---------------------------------------

REO Group Total Report
---------------------------------------
 Number of    Principal    Percentage
   Loans       Balance
---------------------------------------
     0              0.00          0.00%
---------------------------------------

JPMorgan [LOGO]         Prod 2.04            Copyright 2005 JPMorgan Chase & Co.
                                                            All rights reserved.

                          ChaseFlex Trust Series 2006-2
                               September 25, 2006


Current Realized Losses                                                                         0.00

Subsequent Losses on Prior Loss Determinations                                                  0.00

Cumulative Realized Losses                                                                      0.00

Gross Weighted Average Coupon                                                                 7.2301%

Net Weighted Average Coupon                                                                   6.9626%

Weighted Average Remaining Term (Prior Month)                                                    356

Weighted Average Remaining Term (Current Month)                                                  356

Trigger Event Reporting Items

Trigger Event Occurrence                                                                          NO
60+ Delinquent Loans exceed 50.00% of Sr. Enhance Pct?                                            NO
Senior Enhancement Percentage x 50.00%                                                        3.1233%
60+ Delinquency Rate                                                                          0.0000%

Does the Cum Realized Loss as a % of Orig Agg Loan Balance exceed Required Loss Pct?              NO
Cumulative Realized Losses as % of Orig Agg Loan Balance                                      0.0000%
Required Loss Percentage (Effective June 2008)                                                0.2000%

Overcollateralization Reporting Items

Targeted Overcollateralization Amount                                                   4,400,049.93
Percentage of Initial Aggregate Loan Balance                                                  1.1000%
Ending Overcollateralization Amount                                                     4,400,049.93
Percentage of Initial Aggregate Loan Balance                                                  1.1000%
Overcollateralization Release Amount                                                          488.77
Ending Overcollateralization Deficiency                                                         0.00
Monthly Excess Interest                                                                   633,685.54
Net Excess Spread                                                                             1.9010%

Beginning Balance Basis Risk Reserve Fund                                                       0.00
Basis Risk Reserve Fund Deposit                                                                 0.00
Basis Risk Reserve Fund Withdrawal                                                              0.00
Ending Balance Basis Risk Reserve Fund                                                          0.00


JPMorgan [LOGO]         Prod 2.04            Copyright 2005 JPMorgan Chase & Co.
                                                            All rights reserved.

                          ChaseFlex Trust Series 2006-2
                               September 25, 2006


Total Current Net Interest Shortfalls (Including Prior Outstanding)         0.00
Class A-1-A                                                                 0.00
Class A-1-B                                                                 0.00
Class A-2-A                                                                 0.00
Class A-2-B                                                                 0.00
Class A-3                                                                   0.00
Class A-4                                                                   0.00
Class A-5                                                                   0.00
Class A-6                                                                   0.00
Class M-1                                                                   0.00
Class M-2                                                                   0.00
Class B-1                                                                   0.00
Class B-2                                                                   0.00

Total Net Interest Shortfalls Paid                                          0.00
Class A-1-A                                                                 0.00
Class A-1-B                                                                 0.00
Class A-2-A                                                                 0.00
Class A-2-B                                                                 0.00
Class A-3                                                                   0.00
Class A-4                                                                   0.00
Class A-5                                                                   0.00
Class A-6                                                                   0.00
Class M-1                                                                   0.00
Class M-2                                                                   0.00
Class B-1                                                                   0.00
Class B-2                                                                   0.00

Total Net Interest Shortfalls Outstanding                                   0.00
Class A-1-A                                                                 0.00
Class A-1-B                                                                 0.00
Class A-2-A                                                                 0.00
Class A-2-B                                                                 0.00
Class A-3                                                                   0.00
Class A-4                                                                   0.00
Class A-5                                                                   0.00
Class A-6                                                                   0.00
Class M-1                                                                   0.00
Class M-2                                                                   0.00
Class B-1                                                                   0.00
Class B-2                                                                   0.00


JPMorgan [LOGO]         Prod 2.04            Copyright 2005 JPMorgan Chase & Co.
                                                            All rights reserved.

                          ChaseFlex Trust Series 2006-2
                               September 25, 2006


Total Current Basis Risk Shortfalls (Including Prior Outstanding)           0.00
Class A-1-A                                                                 0.00
Class A-1-B                                                                 0.00
Class A-2-A                                                                 0.00
Class A-2-B                                                                 0.00
Class A-3                                                                   0.00
Class A-4                                                                   0.00
Class A-5                                                                   0.00
Class A-6                                                                   0.00
Class M-1                                                                   0.00
Class M-2                                                                   0.00
Class B-1                                                                   0.00
Class B-2                                                                   0.00

Total Basis Risk Shortfalls Paid                                            0.00
Class A-1-A                                                                 0.00
Class A-1-B                                                                 0.00
Class A-2-A                                                                 0.00
Class A-2-B                                                                 0.00
Class A-3                                                                   0.00
Class A-4                                                                   0.00
Class A-5                                                                   0.00
Class A-6                                                                   0.00
Class M-1                                                                   0.00
Class M-2                                                                   0.00
Class B-1                                                                   0.00
Class B-2                                                                   0.00

Total Basis Risk Shortfalls Outstanding                                     0.00
Class A-1-A                                                                 0.00
Class A-1-B                                                                 0.00
Class A-2-A                                                                 0.00
Class A-2-B                                                                 0.00
Class A-3                                                                   0.00
Class A-4                                                                   0.00
Class A-5                                                                   0.00
Class A-6                                                                   0.00
Class M-1                                                                   0.00
Class M-2                                                                   0.00
Class B-1                                                                   0.00
Class B-2                                                                   0.00


JPMorgan [LOGO]         Prod 2.04            Copyright 2005 JPMorgan Chase & Co.
                                                            All rights reserved.